CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues (Note 13):
Products	$ 15,303	$ 14,049	$ 9,165
Services	16,027	14,624	12,597
Total revenues	31,330	28,673	21,762
Cost of revenues:
Products	1,218	1,670	803
Services	10,771	9,514	7,547
Total cost of revenues	11,989	11,184	8,350
Gross profit	19,341	17,489	13,412
Operating costs and expenses:
Research and development, net	2,609	1,976	1,647
Selling and marketing	8,733	7,748	6,160
General and administrative	5,087	4,383	3,845
Total operating costs and expenses	16,429	14,107	11,652
Operating income	2,912	3,382	1,760
Financial expenses , net (Note 15)	191	911	2,190
Other income (expenses), net		4	(6)
Income (loss) before taxes on income	2,721	2,475	(436)
Taxes on income (expenses) (Note 11)	1,122	(125)	(24)
Net income (loss)	3,843	2,350	(460)
Net earnings (loss) per share (Note 14):
Basic	$ 0.34	$ 0.23	$ (0.05)
Diluted	$ 0.31	$ 0.21	$ (0.05)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	(80)	(275)	(498)
Comprehensive income (loss)	$ 3,763	$ 2,075	$ (958)